Trade receivables (Tables)	12 Months Ended
Jun. 30, 2026
Trade receivables.
Schedule of trade receivables

	2026	2025
	£’000	£’000
Trade receivables	137,590	197,532
Less: provision for impairment of trade receivables	(5,393)	(20,385)
Net trade receivables	132,197	177,147
Less: non-current portion
Trade receivables	42,913	43,419
Current trade receivables	89,284	133,728